Egypt insurance recovery	12 Months Ended
Dec. 31, 2025
Disclosure of analysis of insurance revenue [abstract]
Egypt insurance recovery	Egypt insurance recovery:We experienced an outage at the Egypt plant from October 2023 to February 2024. For the year ended December 31, 2024, we recorded $59 million ($30 million - attributable to Methanex) in insurance recovery which partially offset repair costs charged to earnings and lost margins incurred in the fourth quarter of 2023 and first quarter of 2024. No comparable amounts occurred for the year ended December 31, 2025.